Consolidated Balance Sheets - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Non-current assets
Goodwill	€ 4,590,498	€ 3,643,995
Other intangible assets	1,269,342	1,195,302
Property, plant and equipment	1,760,053	1,809,852
Investments in equity-accounted investees	219,009	201,345
Non-current financial assets
Non-current financial assets measured at fair value	47,046	58,864
Non-current financial assets not measured at fair value	22,843	30,681
Total non-current financial assets	69,889	89,545
Deferred tax assets	66,157	67,219
Total non-current assets	7,974,948	7,007,258
Current assets
Inventories	1,629,293	1,642,931
Trade and other receivables
Trade receivables	286,198	413,656
Other receivables	40,681	42,299
Current income tax assets	59,531	77,713
Total trade and other receivables	386,410	533,668
Other current financial assets	10,738	2,582
Other current assets	32,354	48,324
Cash and cash equivalents	886,521	895,009
Total current assets	2,945,316	3,122,514
Total assets	10,920,264	10,129,772
Equity and liabilities
Share capital	119,604	119,604
Share premium	910,728	910,728
Reserves	2,027,648	1,694,245
Treasury stock	(62,422)	(68,710)
Interim dividend	(122,986)	(122,908)
Profit for the year attributable to the Parent	662,700	545,456
Total equity	3,535,272	3,078,415
Available for sale financial assets	4,926	(5,219)
Other comprehensive Income	(656)	(642)
Translation differences	89,537	648,927
Other comprehensive expenses	93,807	643,066
Equity attributable to the Parent	3,629,079	3,721,481
Non-controlling interests	4,886	6,497
Total equity	3,633,965	3,727,978
Non-current liabilities
Grants	11,822	12,196
Provisions	5,763	5,118
Non-current financial liabilities	5,901,815	4,712,071
Deferred tax liabilities	388,912	600,646
Total non-current liabilities	6,308,312	5,330,031
Current liabilities
Provisions	106,995	89,588
Current financial liabilities	155,070	230,065
Trade and Other Payables
Suppliers	423,096	461,073
Other payables	141,720	142,894
Current income tax liabilities	6,709	7,957
Total trade and other payables	571,525	611,924
Other current liabilities	144,397	140,186
Total current liabilities	977,987	1,071,763
Total liabilities	7,286,299	6,401,794
Total equity and liabilities	€ 10,920,264	€ 10,129,772